Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	MATERIALISE NV
Entity Central Index Key	0001091223
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	59,067,186
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	true
Entity File Number	001-36515
Entity Incorporation, State or Country Code	C9
Entity Address, Address Line One	Technologielaan 15
Entity Address, City or Town	Leuven
Entity Address, Postal Zip Code	3001
Entity Address, Country	BE
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	KPMG Bedrijfsrevisoren BV / KPMG Réviseurs d’Entreprises SRL
Auditor Firm ID	1050
Auditor Location	Zaventem, Belgium
Business Contact [Member]
Document and Entity Information
Entity Address, Address Line One	Technologielaan 15
Entity Address, City or Town	Leuven
Entity Address, Postal Zip Code	3001
Entity Address, Country	BE
Contact Personnel Name	Peter Leys
Contact Personnel Fax Number	32 (16) 39 66 00
City Area Code	32
Local Phone Number	(16) 39 66 11
ADR [Member]
Document and Entity Information
Trading Symbol	MTLS
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NASDAQ
Ordinary shares [member]
Document and Entity Information
No Trading Symbol Flag	true
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ